Commitments and Contingencies (Nuclear Insurance) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Millstone
Guarantor Obligations [Line Items]
Property insurance coverage	$ 1,700
Kewaunee
Guarantor Obligations [Line Items]
Property insurance coverage	1,060
Surry | Virginia Electric and Power Company
Guarantor Obligations [Line Items]
Property insurance coverage	1,700	[1]
North Anna | Virginia Electric and Power Company
Guarantor Obligations [Line Items]
Property insurance coverage	$ 1,700	[1]

[1]	Surry and North Anna share a blanket property limit of $200 million.